UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Investment Grade Bond Fund

2.28.2006 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock Investment Grade Bond Fund Securities owned by the Fund on February 28, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 49.86%					$73,143,964
(Cost $74,247,271)

Airlines 0.33%					477,626

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A-	193	194,251
Pass Thru Ctf Ser 2000-2 Class A-1	7.707	04-02-21	BBB	274	283,375

Asset Management & Custody Banks 0.76%					1,106,850

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (L)(S)	5.260	12-29-49	AA	1,130	1,106,850

Auto Parts & Equipment 0.28%					415,978

ERAC USA Finance Co.,
Bond (S)	5.900	11-15-15	A-	410	415,978

Broadcasting & Cable TV 0.93%					1,361,499

Clear Channel Communications, Inc.,
Note	5.500	09-15-14	BBB-	260	245,654
Comcast Cable Communications Holdings,
Gtd Note	8.375	03-15-13	BBB+	750	859,896
Comcast Corp.,
Gtd Note	5.900	03-15-16	BBB+	255	255,949

Casinos & Gaming 0.47%					695,439

Harrah's Operating Co., Inc.,
Gtd Sr Note	5.500	07-01-10	BBB-	525	522,962
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	175	172,477

Commodity Chemicals 0.34%					504,772

RPM International, Inc.,
Sr Note	6.250	12-15-13	BBB	500	504,772

Construction Materials 0.18%					264,000

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	240	264,000

Consumer Finance 2.32%					3,403,631

Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB-	705	651,223
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then variable)	5.911	11-30-35	BBB+	500	502,667

John Hancock Investment Grade Bond Fund Securities owned by the Fund on February 28, 2006 (unaudited)

ING Capital Funding Trust III,
Perpetual Bond (8.439% to 12-31-10 then
variable)	8.439	12-29-49	A-	1,000	1,122,005
UBS Preferred Funding Trust I,
Perpetual Bond (8.622% to 10-01-10 then
variable)	8.622	10-29-49	AA-	1,000	1,127,736

Diversified Banks 0.25%					358,631

Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 04-15-15 then
variable) (Japan) (S)	5.506	12-15-49	Baa2	370	358,631

Diversified Commercial Services 0.36%					524,786

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)	6.500	02-13-13	A-	500	524,786

Diversified Financial Services 0.70%					1,029,768

Glencore Funding LLC,
Gtd Note (S)	6.000	04-15-14	BBB-	185	176,475
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)	8.485	12-31-49	Baa1	795	853,293

Electric Utilities 4.58%					6,721,726

Arizona Public Service Co.,
Note	5.800	06-30-14	BBB-	170	171,356
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BB+	1,020	1,174,958
BVPS II Funding Corp.,
Collateralized Lease Bond	8.330	12-01-07	BB+	469	486,770
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	254	249,771
HQI Transelect Chile S.A.,
Sr Note (Chile)	7.875	04-15-11	A-	800	873,953
Kansas Gas & Electric Co.,
Bond	5.647	03-29-21	BB-	275	269,962
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	388	436,497
Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB	325	340,720
PPL Energy Supply LLC,
Sr Note Ser A	6.400	11-01-11	BBB	365	381,103
Progress Energy, Inc.,
Sr Note	6.750	03-01-06	BBB-	415	415,000
Sr Note	5.625	01-15-16	BBB-	120	119,793
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	818	782,166
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	500	503,472
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	490	516,205

John Hancock Investment Grade Bond Fund Securities owned by the Fund on February 28, 2006 (unaudited)

Electronic Equipment Manufacturers 0.34%					503,019

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	480	503,019

Gas Utilities 0.51%					741,468

Energy Transfer Partners,
Gtd Sr Note (G)	5.950	02-01-15	BBB-	420	421,701
Kinder Morgan Finance Co.,
Gtd Sr Note	6.400	01-05-36	BBB	310	319,767

Health Care Facilities 0.25%					368,949

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	365	368,949

Health Care Services 0.94%					1,371,587

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB-	1,000	1,011,585
WellPoint, Inc.,
Bond	5.250	01-15-16	BBB+	365	360,002

Hotels, Resorts & Cruise Lines 0.69%					1,012,741

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,000	1,012,741

Industrial Machinery 0.29%					431,333

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	400	431,333

Insurance Brokers 0.31%					449,630

Mantis Reef Ltd.,
Note (Australia) (S)	4.692	11-14-08	A-	460	449,630

Integrated Oil & Gas 0.29%					431,250

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	375	431,250

Integrated Telecommunication Services 1.64%					2,403,913

AT&T Corp.,
Gtd Sr Note	8.000	11-15-31	A	300	375,368
Bellsouth Corp.,
Bond	6.550	06-15-34	A	250	263,750
Deb	6.300	12-15-15	A	484	497,193
SBC Communications Capital Corp.,
Note Ser E	7.000	10-01-12	A	1,000	1,031,555
Verizon Global Funding Corp.,
Note	5.850	09-15-35	A	250	236,047

Investment Banking & Brokerage 1.32%					1,940,546

Citicorp,
Sub Note	7.250	10-15-11	A+	1,000	1,091,555
Goldman Sachs Group, Inc. (The),
Sr Note	5.350	01-15-16	A+	380	375,991

John Hancock Investment Grade Bond Fund Securities owned by the Fund on February 28, 2006 (unaudited)

Mizuho Finance,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	440	473,000

Life & Health Insurance 0.40%					584,312

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	295	296,777
Phoenix Life Insurance,
Note (S)	7.150	12-15-34	BBB+	270	287,535

Multi-Line Insurance 0.33%					484,633

American International Group,
Note (S)	5.050	10-01-15	AA	500	484,633

Multi-Media 0.53%					782,693

News America Holdings,
Deb	9.500	07-15-24	BBB-	600	782,693

Oil & Gas Exploration & Production 0.12%					178,135

Premcor Refining Group, Inc.,
Sr Note	9.500	02-01-13	BBB-	160	178,135

Oil & Gas Refining & Marketing & Transportation 0.46%					681,412

Enterprise Products Operating L.P.,
Gtd Sr Note Ser B	6.375	02-01-13	BB+	655	681,412

Paper Products 0.14%					210,363

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	210	210,363

Pharmaceuticals 0.69%					1,009,987

Wyeth,
Note	5.500	03-15-13	A	1,000	1,009,987

Property & Casualty Insurance 0.25%					368,045

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	340	368,045

Real Estate Investment Trusts 0.73%					1,070,314

Chelsea Property Group,
Note	6.000	01-15-13	BBB+	385	393,155
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	210	209,968
HRPT Properties Trust,
Sr Note	5.750	11-01-15	BBB	470	467,191

Real Estate Management & Development 0.74%					1,091,732

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	585	575,295
Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.640% to 09-30-07 then
variable) (S)	7.640	12-29-49	A	500	516,437

John Hancock Investment Grade Bond Fund Securities owned by the Fund on February 28, 2006 (unaudited)

Regional Banks 1.25%					1,836,940

Crestar Capital Trust I,
Gtd Cap Security	8.160	12-15-26	A-	590	623,769
Greater Bay Bancorp,
Sr Note Ser D	5.125	04-15-10	BBB-	645	635,689
HSBC Capital Funding L.P.,
Perpetual Note (9.547% to 06-30-10 then
variable) (Channel Islands) (S)	9.547	12-29-49	A-	500	577,482

Telecommunications Equipment 0.33%					476,720

Corning, Inc.,
Note	6.050	06-15-15	BBB-	485	476,720

Thrifts & Mortgage Finance 24.39%					35,773,151

American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2005-4 Class 5A (P)	5.350	11-25-45	AAA	949	940,093
Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4 Class A5A	4.933	07-10-45	AAA	1,500	1,460,627
Mtg Pass Thru Ctf Ser 2005-6 Class A4	5.182	09-10-47	AAA	560	557,891
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1	5.904	03-20-36	AAA	670	674,580
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-12 Class 22A1 (P)	5.760	02-25-36	AAA	653	655,960
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2006-1 Class 23A1	5.695	02-25-36	AAA	675	673,734
Bear Stearns Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-T20 Class A4A (P)	5.156	10-12-42	AAA	260	258,759
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	832	816,904
Citigroup/Deutsche Bank Commercial Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2005-CD1 Class A4	5.225	07-15-44	AAA	385	385,293
Mtg Pass Thru Ctf Ser 2005-CD1 Class C	5.225	07-15-44	AA	185	183,241
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	441	434,417
Mtg Pass Thru Ctf Ser 2005-10 Class 1A5A	5.911	12-25-35	AAA	663	665,082
Citicorp Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-20	Aaa	849	831,668
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB Class 1A1	6.000	11-25-34	AAA	611	612,102
Mtg Pass Thru Ctf Ser 2005-6 Class 2A1	5.500	04-25-35	Aaa	440	430,668
Mtg Pass Thru Ctf Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	349	354,634
Countrywide Home Loans Servicing, L.P.,
Mtg Pass Thru Ctf Ser 2005-21 Class A1	5.500	10-25-35	Aaa	2,868	2,819,787
CS First Boston Mortgage Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-25 Class 2A1	4.500	10-25-18	AAA	318	296,085
Mtg Pass Thru Ctf Ser 2005-5 Class 1A1	5.000	07-25-20	AAA	405	393,768
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.241	12-25-34	AA	997	984,367
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)	5.098	01-15-34	BBB	1,000	1,000,000
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	265	258,479
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	235	235,514

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1 Class A1	5.785	11-15-39	AAA	1,400	1,414,283
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1 Class 2A1	5.667	04-19-36	AAA	645	643,740
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5 Class A2	5.117	04-10-37	AAA	765	761,824
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)	4.519	08-25-34	AA	465	458,505
Mtg Pass Thru Ctf Ser 2005-5F Class 6A1	5.000	05-25-20	AAA	427	416,768
Mtg Pass Thru Ctf Ser 2005-8F Class 6A1	4.500	10-25-20	AAA	458	443,095
Mtg Pass Thru Ctf Ser 2006-AR1 Class 3A1	5.436	01-25-36	AAA	1,050	1,039,763
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	314	309,824
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1 (P)	5.431	05-25-35	AA	344	337,490
Mtg Pass Thru Ctf Ser 2006-AR3 Class 3A1A (M)	6.223	02-01-36	AAA	635	641,350
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2006-A1 Class 4A1	6.092	03-25-36	AAA	800	805,408
JP Morgan Chase Commercial Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	1,000	974,458
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,000	973,891
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S3 Class 2A2	5.500	01-25-21	AAA	651	646,512
Mtg Pass Thru Ctf Ser 2005-S2 Class 2A16	6.500	09-25-35	AAA	710	728,536
Lehman Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class 6A1	5.000	11-25-20	AAA	596	582,935
Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1 Class A6	5.245	11-12-37	AAA	530	530,657
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7 Class A4	5.205	11-14-42	AAA	520	519,367
Mtg Pass Thru Ctf Ser 2005-IQ10 Class A4A	5.230	09-15-42	AAA	755	750,382
Prime Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 1A2	5.000	07-25-20	Aaa	936	916,066
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.369	05-25-35	AA	214	207,791
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class AF3	4.499	08-25-35	AAA	440	430,658
Mtg Pass Thru Ctf Ser 2005-2 Class AF4	4.934	08-25-35	AAA	420	407,201
Residential Accredit Loans, Inc.,
Mortgage Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	6.020	12-25-35	AAA	636	639,556
Mortgage Pass Thru Ctf Ser 2006-QA1 Class A31	6.305	01-25-36	AAA	900	908,895
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class A (S)	5.369	11-15-35	Aaa	200	199,422
Sub Bond Ser 2005-1A Class B (S)	5.565	11-15-35	Aa2	200	199,743
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	201,157
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	530	537,891
Washington Mutual, Inc.,
Mtg Ln Pass Thru Ctf Ser 2005-AR4 Class B1	4.678	04-25-35	AA	964	941,471
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7 Class 2A2	5.000	07-25-19	AAA	440	431,916
Mtg Pass Thru Ctf Ser 2005-AR2 Class 3A1 (P)	4.947	03-25-35	Aaa	865	848,943

John Hancock Investment Grade Bond Fund Securities owned by the Fund on February 28, 2006 (unaudited)

Wireless Telecommunication Services 1.42%					2,076,385

America Movil S.A. de C.V.,
Sr Note (Mexico)	5.750	01-15-15	BBB	500	501,096
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	420	409,186
New Cingular Wireless Services, Inc.,
Sr Note	8.750	03-01-31	A	500	663,529
Nextel Communications, Inc.,
Sr Note Ser F	5.950	03-15-14	A-	500	502,574

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 49.95%					$73,266,255
(Cost $74,281,181)

Government U.S. 11.47%					16,829,730

United States Treasury,
Bond (L)	6.875	08-15-25	AAA	5,750	7,337,092
Bond (L)	5.375	02-15-31	AAA	1,100	1,224,480
Bond (L)	4.500	02-15-36	AAA	1,520	1,519,169
Bond (L)	4.500	02-15-16	AAA	765	762,131
Inflation Indexed Note (L)	3.500	01-15-11	AAA	1,945	2,088,849
Note (L)	5.750	08-15-10	AAA	1,030	1,076,631
Note (L)	4.500	11-15-15	AAA	585	580,795
Note (L)	4.250	11-15-13	AAA	2,295	2,240,583

Government U.S. Agency 38.48%					56,436,525

Federal Home Loan Bank,
Bond	5.000	08-15-08	AAA	1,000	996,551
Bond	4.250	03-24-08	AAA	790	779,275
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	8.500	06-01-06	AAA	13	13,135
30 Yr Pass Thru Ctf	6.000	12-01-35	AAA	2,488	2,512,447
30 Yr Adj Rate Pass Thru Ctf	5.285	12-01-35	AAA	1,318	1,303,664
30 Yr Pass Thru Ctf	5.165	11-01-35	AAA	1,363	1,343,771
30 Yr Pass Thru Ctf	5.078	12-01-35	AAA	2,393	2,347,867
CMO REMIC 2489-PE	6.000	08-15-32	AAA	1,871	1,893,398
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,924	1,844,214
CMO REMIC 3033-JH	5.000	06-15-32	AAA	451	443,863
CMO REMIC 3046-BA	5.000	10-15-24	AAA	1,870	1,839,186
Med Term Note	4.875	10-04-10	AAA	2,000	1,985,964
Note	7.500	05-01-16	AAA	1,079	1,131,255
Note	5.300	11-17-10	AAA	1,000	995,857
Note	5.100	11-14-08	AAA	1,000	997,653
Note	4.900	11-03-08	AAA	3,290	3,267,223
Note	4.750	10-17-08	AAA	840	831,874
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-01-17	AAA	667	696,145
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,854	1,862,632
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	1,009	996,981
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	840	829,095
15 Yr Pass Thru Ctf	4.500	06-01-18	AAA	3,345	3,257,384
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	03-01-14	AAA	4	4,155

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

30 Yr Adj Rate Pass Thru Ctf (P)	5.850	06-01-14	AAA	15	14,684
30 Yr Adj Rate Pass Thru Ctf	5.500	01-01-33	AAA	3,606	3,579,924
30 Yr Adj Rate Pass Thru Ctf	5.000	08-01-35	AAA	1,339	1,300,813
30 Yr Adj Rate Pass Thru Ctf (P)	4.460	03-01-27	AAA	35	35,225
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	4,541	4,584,303
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	2,910	2,884,030
30 Yr Pass Thru Ctf	5.500	11-01-34	AAA	1,356	1,345,314
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	2,571	2,498,831
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	2,460	2,390,669
30 Yr Pass Thru Ctf	4.500	09-01-35	AAA	1,393	1,312,059
CMO REMIC 2003-49-JE (G)	3.000	04-25-33	AAA	922	825,995
CMO REMIC 2003-58-AD (G)	3.250	07-25-33	AAA	645	592,312
Note (L)	5.125	12-15-08	AAA	1,755	1,750,053
Note	5.000	11-14-08	AAA	755	752,668
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	376	396,056

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value

Short-term investments 0.19%					$274,000
(Cost $274,000)

Joint Repurchase Agreement 0.19%					274,000

Investment in a joint repurchase agreement
transaction with Bank of America - Dated 2-28-06
due 3-1-06 (secured by U.S. Treasury Inflation
Indexed Bonds 1.125% due 1-15-15 and 2.375% due
1-15-25, U.S. Treasury Inflation Indexed Note
3.875% due 4-15-29 and U.S. STRIPS due 11-15-21)	4.520			274	274,000

Total investments 100.00%					$146,684,219

John Hancock Investment Grade Bond Fund Footnotes to Schedule of Investments February 28, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of February 28, 2006.

(M) This security having an aggregate value of $641,350, or 0.44% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitment.

Accordingly, the market value of $661,200 of Federal National Mortgage Assn. 30 Yr Pass Thru Ctf, 6.000%,
09-01-35, has been segregated to cover the forward commitment.

(P) Represents rate in effect on February 28, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,763,697 or 7.34% of the Fund's total investments as of February 28, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2006, including short-term investments, was $148,802,452.
Gross unrealized appreciation and depreciation of investments aggregated $335,876 and $2,454,109, respectively, resulting in net unrealized depreciation of $2,118,233.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q3 2/06
4/06

JOHN HANCOCK

Government Income Fund

2.28.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Government Income Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 3.98%					$16,110,239
(Cost $16,281,307)

Thrifts & Mortgage Finance 3.98%					16,110,239

Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	2,143	2,177,575
Countrywide Home Loans Servicing, L.P.,
Mtg Pass Thru Ctf Ser 2005-21 Class A1	5.500	10-25-35	Aaa	7,943	7,810,098
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1 Class 1A4	6.000	12-25-35	AAA	1,274	1,274,347
Morgan Stanley Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2006-3AR Class 3A1 (P)	6.119	03-25-36	AAA	2,375	2,394,204
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2006-QA1 Class A31	6.305	01-25-36	AAA	2,430	2,454,015

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 95.04%					$385,213,809
(Cost $387,309,757)

Government U.S. 14.94%					60,553,640

United States Treasury,
Bond (L)	9.125	05-15-18	AAA	7,000	9,867,536
Bond (L)	9.000	11-15-18	AAA	5,000	7,046,485
Bond (L)	6.875	08-15-25	AAA	13,880	17,711,102
Bond (L)	4.500	02-15-36	AAA	4,165	4,162,722
Inflation Indexed Note (L)	3.500	01-15-11	AAA	5,654	6,072,235
Note (L)	4.500	11-15-15	AAA	11,800	11,715,182
Note (L)	4.250	11-15-13	AAA	4,075	3,978,378

Government U.S. Agency 80.10%					324,660,169

Federal Home Loan Bank,
Bond	5.000	08-15-08	AAA	6,000	5,979,306
Federal Home Loan Mortgage Corp.,
Adj Rate Mtg (P)	5.448	01-01-36	AAA	10,000	9,964,063
Adj Rate Mtg (P)	5.358	12-01-35	AAA	9,988	9,922,481
Adj Rate Mtg (P)	5.283	01-01-36	AAA	9,863	9,822,713
Adj Rate Mtg (P)	5.165	11-01-35	AAA	3,719	3,666,120
Adj Rate Mtg (P)	5.078	12-01-35	AAA	6,521	6,398,741
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	640	671,646
15 Yr Pass Thru Ctf	7.500	05-01-16	AAA	3,198	3,351,899
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	1,484	1,490,409
30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	716	786,389
30 Yr Pass Thru Ctf	6.000	12-01-35	AAA	814	822,347
CMO REMIC 1601-PL	6.000	10-15-08	AAA	1,017	1,021,822

John Hancock
Government Income Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

CMO REMIC 1617-PM	6.500	11-15-23	Aaa	10,000	10,312,742
CMO REMIC 2489-PE	6.000	08-15-32	AAA	5,000	5,059,451
CMO REMIC 2941-BY	5.000	12-15-34	AAA	7,000	6,766,944
Note	5.300	11-17-10	AAA	5,000	4,979,285
Note	5.100	11-14-08	AAA	5,000	4,988,265
Note	4.900	11-03-08	AAA	9,370	9,305,131
Note	4.875	10-04-10	AAA	5,000	4,964,910
Note	4.750	10-17-08	AAA	5,000	4,951,630
Federal National Mortgage Assn.,
Adj Rate Mtg (P)	5.835	12-01-35	AAA	9,883	9,924,710
Adj Rate Mtg (P)	5.539	01-01-36	AAA	9,003	8,967,090
Adj Rate Mtg (P)	5.413	11-01-35	AAA	8,050	8,039,115
Adj Rate Mtg (P)	5.323	01-01-36	AAA	13,471	13,290,959
Adj Rate Mtg (P)	5.296	12-01-35	AAA	2,888	2,860,508
15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	59	59,613
15 Yr Pass Thru Ctf	7.500	01-01-15	AAA	473	496,022
15 Yr Pass Thru Ctf	7.500	04-01-17	AAA	1,986	2,074,442
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	9,123	9,168,388
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	8,187	8,086,330
15 Yr Pass Thru Ctf	5.000	11-01-20	AAA	2,461	2,429,363
15 Yr Pass Thru Ctf	4.500	04-01-20	AAA	3,964	3,853,807
30 Yr Pass Thru Ctf	5.500	09-01-35	AAA	13,937	13,813,212
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	28	31,275
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	352	380,261
30 Yr Pass Thru Ctf	6.000	01-01-34	AAA	2,203	2,224,703
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	3,494	3,527,890
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	5,327	5,377,672
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	3,782	3,818,513
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	2,304	2,326,047
30 Yr Pass Thru Ctf	6.000	02-01-36	AAA	8,000	8,075,982
30 Yr Pass Thru Ctf (M)	6.000	03-01-36	AAA	7,000	7,063,434
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	6,488	6,430,626
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	8,500	8,424,012
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	23,114	22,461,399
CMO REMIC 1993-225-TK	6.500	12-25-23	AAA	5,032	5,303,306
CMO REMIC 1994-75-K	7.000	04-25-24	AAA	3,100	3,227,565
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	3,264	3,136,050
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	3,688	3,303,979
Note (L)	5.125	12-15-08	AAA	5,000	4,985,905
Note	5.000	11-14-08	AAA	5,000	4,984,555
Note (L)	5.000	04-19-10	AAA	5,000	4,999,480
Note (L)	4.750	08-25-08	AAA	2,620	2,603,766
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	2,006	2,114,104
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	112	122,291
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	520	565,663
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	1,609	1,681,937
Small Business Administration,
Pass Thru Ctf Ser 05-20F	4.570	06-01-25	AAA	4,912	4,702,977
Pass Thru Ctf Ser 05-20G	4.750	07-01-25	AAA	4,909	4,754,889
Pass Thru Ctf Ser 05-20I	4.760	09-01-25	AAA	5,000	4,845,589
Pass Thru Ctf Ser 05-20J	5.090	10-01-25	AAA	5,000	4,948,032
Pass Thru Ctf Ser 05-20K	5.360	11-01-25	AAA	5,000	5,027,031
Pass Thru Ctf Ser 02-20K	5.080	11-01-22	AAA	4,950	4,921,383

John Hancock
Government Income Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 0.98%			$3,976,000
(Cost $3,976,000)

Joint Repurchase Agreement 0.98%			3,976,000

Investment in a joint repurchase agreement
transaction with Bank of America - Dated 2-28-06
due 3-01-06 (secured by U.S. Treasury Inflation
Indexed Bonds 1.125% due 1-15-15 and 2.375% due
1-15-25, U.S. Treasury Inflation Indexed Note
3.875% due 4-15-29 and U.S. STRIPS due 11-15-21)	4.520	3,976	3,976,000

Total investments 100.00%			$405,300,048

John Hancock Government Income Fund Footnotes to Schedule of Investments February 28, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(L) All or a portion of this security is on loan as of February 28, 2006.

(M) This security having an aggregate value of $7,063,434, or 1.74% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitment.
Accordingly, the market value of $8,075,982 of Federal National Mortgage Assn., 6.000%, 02-01-36 has
been segregated to cover the forward commitment.

(P) Represents rate in effect on February 28, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2006, including short-term investments, was
$407,567,064. Gross unrealized appreciation and depreciation of investments aggregated $2,290,166 and
$4,557,182, respectively, resulting in net unrealized depreciation of $2,267,016.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q3 2/06
4/06

JOHN HANCOCK

High Yield Fund

2.28.2006 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 68.74%					$596,659,555
(Cost $672,798,764)

Advertising 1.47%					12,750,312

Lamar Media Corp.,
Gtd Sr Sub Note	6.625	08-15-15	B	250	252,812
Vertis, Inc.,
Gtd Sr Note Ser B	10.875	06-15-09	CCC	5,000	4,912,500
Sub Note (S)	13.500	12-07-09	Caa2	9,250	7,585,000

Aerospace & Defense 1.05%					9,090,000

AAR Corp.,
Note	6.875	12-15-07	BB-	9,000	9,090,000

Agricultural Products 0.27%					2,376,706

Iowa Select Farms LP/ISF Finance, Inc.,
Jr Sec Sub Note, Payment-In-Kind (G)(S)	6.500	12-01-12	Ca	2,970	2,376,706

Airlines 14.01%					121,627,356

Alaska Airlines, Inc.,
Equip Trust (G)	10.150	02-01-11	B	1,260	1,204,210
Equip Trust Ctf Ser A	9.500	04-12-10	B+	7,291	6,784,087
Equip Trust Ctf Ser D	9.500	04-12-12	B+	4,634	4,202,404
American Airlines, Inc.,
Equip Trust Ser F	10.800	03-15-07	CCC+	1,354	1,350,615
Equip Trust Ser G	10.800	03-15-07	CCC+	1,354	1,350,615
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	CCC+	3,648	3,320,159
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	CCC	5,081	3,937,775
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	CCC+	2,389	2,118,216
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	CCC+	4,211	3,303,319
AMR Corp.,
Conv Sr Note (S)	4.250	09-23-23	CCC	6,900	10,919,250
Conv Sr Note	4.250	09-23-23	CCC	11,500	18,198,750
Deb (L)	9.000	08-01-12	CCC	24,500	23,275,000
Note Ser D	8.900	02-26-07	Caa2	1,000	977,500
ATA Holdings Corp.,
Gtd Sr Note, Step Coupon (13.125%,
06-15-06) (G)(H)(O)	Zero	06-15-10	D	16,943	677,720
Gtd Sr Note, Step Coupon (14.00%,
08-01-06) (G)(H)(O)	Zero	02-01-09	D	15,847	633,880
KLM Royal Dutch Airlines NV,
Sr Sub Deb (Switzerland) (D)(G)	2.125	12-29-49	B-	1,680	653,223
Northwest Airlines, Inc.,
Conv Sr Note (H)	7.625	11-15-23	D	18,000	6,210,000
Gtd Note (H)	8.700	03-15-07	D	7,900	2,844,000
Gtd Sec Pass Thru Ctf Ser 1996-1	7.670	07-02-16	CCC-	18,892	18,433,449

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Gtd Sr Note (H)	9.875	03-15-07	D	15,000	5,437,500
NWA Trust,
Note Ser C	11.300	12-21-12	CCC+	7,779	5,795,684

Aluminum 0.08%					674,166

Golden Northwest Aluminum, Inc.,
Sec Sub Note (B)(G)	10.000	03-31-11	Caa1	431	431,666
Novelis, Inc.,
Sr Note (Canada) (S)	7.750	02-15-15	B	250	242,500

Apparel, Accessories & Luxury Goods 0.10%					845,825

Oxford Industries, Inc.,
Sr Note	8.875	06-01-11	B	300	309,000
Tropical Sportswear International Corp.,
Gtd Sr Sub Note Ser A (B)(G)(H)	Zero	06-15-08	D	5,450	536,825

Broadcasting & Cable TV 9.61%					83,441,830

Allbritton Communications Co.,
Sr Sub Note Ser B	7.750	12-15-12	B-	350	352,187
Canadian Satellite Radio Holdings, Inc.,
Sr Note (Canada) (G)(S)	12.750	02-15-14	CCC	13,000	13,260,000
CCO Holdings, LLC/CCO Holdings Capital Corp.,
Sr Note	8.750	11-15-13	CCC-	10,000	9,750,000
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp.,
Sr Note (L)	10.750	10-01-09	CCC-	17,700	13,629,000
Charter Communications Holdings I, LLC,
Gtd Sr Sec Note (S)	11.000	10-01-15	CCC-	344	289,390
Charter Communications Holdings II, LLC/Charter
Communications II Capital Corp.,
Sr Note	10.250	09-15-10	CCC-	5,000	4,987,500
CSC Holdings, Inc.,
Sr Sub Deb	10.500	05-15-16	B+	11,470	12,158,200
DIRECTV Holdings, LLC/DIRECTV Financing Co.,
Inc.,
Gtd Sr Note	8.375	03-15-13	BB-	156	167,310
Innova S. de R.L. de C.V.,
Note (Mexico)	9.375	09-19-13	BB-	4,315	4,789,650
Pegasus Communications Corp.,
Sr Note Ser B (G)(H)	Zero	08-01-07	D	13,525	1,369,406
Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)	Zero	03-01-07	D	9,200	11,500
Sr Note (G)(H)	Zero	08-01-06	D	6,500	658,125
Sr Note (G)(H)(L)(S)	Zero	01-15-10	D	10,250	1,037,812
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03-15-12	B	400	408,500
XM Satellite Radio, Inc.,
Sr Sec Disc Note	14.000	12-31-09	CCC+	10,152	10,888,273
Sr Sec Note	12.000	06-15-10	CCC+	4,953	5,534,977
XM Satellite Radio Holdings, Inc.,
Conv Sr Note	1.750	12-01-09	CCC-	5,000	4,150,000

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Casinos & Gaming 8.93%					77,539,222

Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11-15-13	BB-	170	175,100
Eldorado Casino Shreveport,
Bond (B)(G)	10.000	08-01-12	Caa1	6,295	5,230,318
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	9.000	03-15-12	B	200	212,500
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note	11.875	02-01-09	B	4,750	5,011,250
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	7,000	6,912,500
Majestic Holdco, LLC,
Gtd Sr Sec Note, Step Coupon (12.50%,
10-15-08) (O)(S)	Zero	10-15-11	B-	10,000	7,000,000
Majestic Star Casino, LLC,
Gtd Sr Sec Note (S)	9.500	10-15-10	BB-	3,750	4,012,500
Majestic Star Casino, LLC/Majestic Star Casino
Capital II, LLC,
Sr Sec Note (S)	9.750	01-15-11	B-	2,500	2,568,750
Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	B+	50	54,875
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	B+	250	262,812
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	350	374,938
Penn National Gaming, Inc.,
Sr Sub Note	6.750	03-01-15	B+	100	100,500
Riviera Holdings Corp.,
Gtd Sr Note	11.000	06-15-10	B	7,000	7,525,000
Silver Slipper Casino,
Note (B)(G)	13.000	12-17-09	Caa1	4,372	4,219,831
Trump Entertainment Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B-	25,740	25,676,543
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	12-15-10	B+	300	312,000
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	B+	7,452	7,889,805

Commodity Chemicals 0.87%					7,536,364

Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	536,364
Braskem SA,
Note (Brazil) (S)	11.750	01-22-14	BB	5,600	7,000,000

Construction & Engineering 0.93%					8,050,000

Odebrecht Overseas Ltd.,
Gtd Note (Bahamas) (G)(S)	11.500	02-25-09	B+	7,000	8,050,000

Construction & Farm Machinery & Heavy Trucks 0.05%					411,000

Manitowoc Co. (The), Inc.,
Gtd Sr Note	7.125	11-01-13	B+	400	411,000

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Diversified Chemicals 0.03%					300,750

Nova Chemicals Corp.,
Sr Note (Canada)	7.000	05-15-06	BB+	300	300,750

Diversified Commercial Services 0.76%					6,607,410

MSX International, Inc.,
Gtd Sr Sub Note	11.375	01-15-08	CCC	3,500	2,310,000
Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note	9.875	03-15-09	CCC-	7,346	4,297,410

Diversified Metals & Mining 4.86%					42,216,537

Doe Run Resources Corp.,
Gtd Note Ser AI, Payment-In-Kind (G)	11.750	11-01-08	CCC+	11,364	9,773,412
Freeport-McMoRan Copper & Gold, Inc.,
Conv Sr Note	7.000	02-11-11	B+	9,500	16,280,625
Sr Note	10.125	02-01-10	B+	15,000	16,162,500

Electric Utilities 3.10%					26,892,337

Empresa Electrica Guacolda SA,
Sr Sec Note (S)	8.625	04-30-13	BBB-	324	359,990
Empresa Nacional de Electricidad SA,
Note (Chile)	7.875	02-01-27	BBB-	500	554,272
Orion Power Holdings, Inc.,
Sr Note	12.000	05-01-10	B	8,435	9,658,075
Reliant Resources, Inc.,
Sr Sec Note	9.500	07-15-13	B+	16,000	16,320,000

Electronic Manufacturing Services 1.99%					17,268,975

UCAR Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	B-	16,215	17,268,975

Employment Services 0.35%					3,011,250

COMFORCE Operating, Inc.,
Sr Note Ser B (G)	12.000	12-01-07	Ca	3,000	3,011,250

Environmental Services 0.50%					4,386,780

Allied Waste Industries, Inc.,
Conv Sr Sub Deb	4.250	04-15-34	B+	4,500	3,965,625
Allied Waste North America, Inc.,
Gtd Sr Note Ser B	9.250	09-01-12	BB-	93	100,905
Casella Waste Systems, Inc.,
Sr Sub Note	9.750	02-01-13	B	300	320,250

Food Distributors 0.59%					5,140,575

Mastellone Hermanos SA,
Gtd Sr Note Ser A-2 (Argentina) (G)	8.000	06-30-12	B	6,231	5,140,575

Food Retail 0.04%					360,341

Del Monte Corp.,
Sr Sub Note	8.625	12-15-12	B	237	252,405
Dole Food Co., Inc.,
Sr Note	8.875	03-15-11	B+	107	107,936

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Foreign Government 0.76%					6,569,025

Brazil, Federative Republic of,
Bond (Brazil)	11.250	07-26-07	BB	4,900	5,279,750
Columbia, Republic of,
Gtd Note (Colombia)	9.750	04-09-11	BB+	0	0
Mexican States, United,
Note (Mexico)	8.375	01-14-11	BBB	150	169,350
Panama, Republic of,
Bond (Panama) (L)	7.250	03-15-15	BB	400	430,000
Philippines, Republic of,
Bond (Philippines)	9.375	01-18-17	BB-	300	349,125
Venezuela, Republic of,
Bond (Venezuela)	8.500	10-08-14	BB-	300	340,800

Home Furnishings 0.00%					0

Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)	Zero	03-15-08	D	4,875	0

Hotels, Resorts & Cruise Lines 0.08%					747,750

Gaylord Entertainment Co.,
Sr Note	8.000	11-15-13	B-	400	418,500
Starwood Hotels and Resorts Worldwide, Inc.,
Gtd Sr Note	7.875	05-01-12	BB+	300	329,250

Housewares & Specialties 0.27%					2,362,500

Vitro SA de CV,
Note (Mexico) (S)	12.750	11-01-13	CCC+	2,500	2,362,500

Insurance Brokers 0.01%					50,000

SIG Capital Trust I,
Gtd Trust Preferred Security (B)(H)	Zero	08-15-27	D	5,000	50,000

Leisure Facilities 1.29%					11,237,429

AMC Entertainment, Inc.,
Sr Sub Note (L)	9.500	02-01-11	CCC+	9,699	9,177,679
Sr Sub Note (L)	8.000	03-01-14	CCC+	2,000	1,742,500
Cinemark USA, Inc.,
Sr Sub Note	9.000	02-01-13	B-	300	317,250

Metal & Glass Containers 0.65%					5,652,525

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	4,900	5,194,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	300	312,750
Gtd Sr Sec Note	8.875	02-15-09	BB-	140	145,775

Oil & Gas Exploration & Production 0.78%					6,750,000

McMoRan Exploration Co.,
Conv Sr Note (G)(S)	6.000	07-02-08	B-	4,500	6,075,000
Conv Sr Note (G)	6.000	07-02-08	B-	500	675,000

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Packaged Foods & Meats 0.25%					2,134,860

Agrilink Foods, Inc.,
Gtd Sr Sub Note	11.875	11-01-08	B-	2,093	2,134,860

Paper Products 1.78%					15,468,500

Advance Agro Capital BV,
Gtd Sr Note (Thailand)	13.000	11-15-07	B-	7,000	7,490,000
APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius) (G)(H)	Zero	12-29-49	D	7,500	150,000
Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius) (G)(H)	Zero	07-01-07	D	6,000	3,000,000
Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (Netherlands) (G)(H)	Zero	06-15-06	D	3,500	2,100,000
Longview Fibre Co.,
Sr Sub Note	10.000	01-15-09	B+	125	131,250
MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	2,000	2,095,000
Stone Container Corp.,
Sr Note	9.250	02-01-08	CCC+	200	208,250
Sr Note	8.375	07-01-12	CCC+	300	294,000

Personal Products 0.05%					435,013

ContinentalAFA Dispensing Co.,
Conv Note (B)(G)	10.000	03-30-09	B-	170	164,377
Note (B)(G)	10.000	03-15-08	B-	196	191,261
Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	Zero	05-01-08	D	3,175	79,375

Photographic Products 0.07%					600,000

PCA, LLC/PCA Finance Corp.,
Gtd Sr Note (H)	11.875	08-01-09	C	3,000	600,000

Real Estate Investment Trusts 0.05%					405,500

OMEGA Healthcare Investors, Inc.,
Sr Note	7.000	04-01-14	BB	400	405,500

Regional Banks 0.53%					4,590,054

Colonial Bank NA,
Sub Note	6.375	12-01-15	BBB-	175	178,794
CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)	11.750	06-06-27	B-	3,890	4,411,260

Restaurants 1.95%					16,927,263

Planet Hollywood International, Inc.,
Note (B)(G)	16.000	08-09-11	Caa1	16,329	16,927,263

Specialized Finance 0.02%					142,125

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	B-	135	134,325
Jet Equipment Trust,
Sr Sub Note Ser 1995-C (B)(G)(H)(S)	10.690	11-01-13	D	3,000	300

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Norse CBO, Ltd.,
Note Ser 1A (Class D) (Cayman Islands) (G)	Zero	08-13-10	B-	750	7,500

Steel 1.60%					13,901,550

LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)	Zero	11-15-09	D	9,700	14,550
Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	10,800	10,692,000
Sheffield Steel Corp.,
Sr Sec Note	11.375	08-15-11	B3	3,000	3,195,000

Textiles 0.52%					4,491,150

Coyne International Enterprises Corp.,
Sr Sub Note (B)(G)	11.250	06-01-08	CCC	5,925	4,491,150

Tobacco 0.03%					273,000

North Atlantic Holdings, Inc.,
Sr Disc Note, Step Coupon (12.25%,
03-01-08) (O)	Zero	03-01-14	CC	1,300	273,000

Trucking 0.31%					2,715,000

Interpool, Inc.,
Sr Note Ser AI	6.000	09-01-14	B+	3,000	2,715,000

Water Utilities 0.78%					6,742,500

Compania de Saneamento Basico do Estado de Sao
Paulo,
Note (Brazil) (S)	12.000	06-20-08	BB-	6,000	6,742,500

Wireless Telecommunication Services 7.37%					63,936,075

Dobson Cellular Systems, Inc.,
Gtd Sr Sec Note (P)	9.430	11-01-11	B-	4,000	4,160,000
Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	25,990	26,184,925
Grupo Iusacell SA de CV,
Sr Note (Mexico) (H)	Zero	12-01-06	C	6,150	2,952,000
Mobile Telesystems Finance SA,
Gtd Sr Note (Luxembourg) (S)	9.750	01-30-08	BB-	3,750	3,965,625
Gtd Sr Note (Luxembourg) (S)	8.375	10-14-10	BB-	5,500	5,754,375
Rural Cellular Corp.,
Sr Sub Note	9.750	01-15-10	CCC	20,610	20,919,150

			Credit	Par value
Issuer, description, maturity date			rating (A)	($000)	Value

Capital preferred securities 0.12%					$1,075,656
(Cost $1,030,000)

Regional Banks 0.12%					1,075,656

Riggs Capital Trust II, 8.875%, Ser C, 03-15-27			BBB	1,000	1,075,656

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 16.56%		$143,711,932
(Cost $138,387,030)

Airlines 1.72%		14,906,175

Air France-KLM, American Depositary Receipt
(ADR) (France) (L)	118,387	2,752,498
AMR Corp. (I)(L)	200,000	5,020,000
ATA Holdings Corp. (I)(B)	350,779	3,507,790
Pinnacle Airlines Corp. (I)	439,100	3,315,205
UAL Corp. (I)	8,759	310,682
Aluminum 0.02%		129,790

Golden Northwest Aluminum, Inc. (Class A) (B)(I)	43	289
Golden Northwest Aluminum, Inc. (Class B) (B)(I)	19,271	129,501
Broadcasting & Cable TV 5.44%		47,251,822

Canadian Satellite Radio Holdings, Inc. (Class
A) (Canada) (I)	20,000	197,724
Charter Communications, Inc. (Class A) (I)(L)	1,700,000	1,955,000
Comcast Corp. (Special Class A) (I)(L)	510,000	13,642,500
DIRECTV Group, Inc. (The) (I)(L)	415,000	6,540,400
WorldSpace, Inc. (Class A) (I)(L)	30,000	347,700
XM Satellite Radio Holdings, Inc. (Class A) (I)	1,112,200	24,568,498
Casinos & Gaming 2.50%		21,660,294

Isle of Capris Casinos, Inc. (I)(U)	704,020	21,338,846
Shreveport Gaming Holdings I (B)(I)	40,181	321,448
Commodity Chemicals 0.11%		968,468

Applied Extrusion Technologies, Inc. (Class A)
(B)(I)(L)	51,082	968,468
Diversified Commercial Services 0.00%		40,617

SpinCycle, Inc. (B)(I)	101,542	40,617
Diversified Metals & Mining 0.34%		2,936,283

Great Lakes Carbon Income Fund (Canada)	300,000	2,820,862
Haynes International, Inc. (I)	3,946	115,421
Electric Utilities 0.17%		1,464,217

Mirant Corp. (I)	59,521	1,464,217
Environmental Services 0.36%		3,155,036

Kaiser Group Holdings, Inc. (I)	81,949	3,155,036
Food Distributors 0.00%		188

RAB Holdings, Inc. (B)(I)	188	188
Health Care Services 0.88%		7,638,000

Magellan Health Services, Inc. (I)(U)	200,000	7,638,000

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Hotels, Resorts & Cruise Lines 0.04%		302,820

Sunterra Corp. (I)	20,188	302,820
Industrial Machinery 0.00%		0

Glasstech, Inc. (Class B) (B)(I)	4,430	0
Glasstech, Inc. (Class C) (B)(I)	10	0
Integrated Telecommunication Services 1.06%		9,185,400

Chunghwa Telecom Co., Ltd., ADR (Taiwan)	486,000	9,185,400
Marine 0.07%		649,500

Eagle Bulk Shipping, Inc. (L)	50,000	649,500
Paper Products 0.22%		1,885,850

APP China Group Ltd. (Bermuda) (B)(I)	37,717	1,885,850
Personal Products 0.09%		794,140

ContinentalAFA Dispensing Co. (B)(I)	168,966	794,140
Publishing 0.79%		6,842,500

MediaNews Group, Inc. (I)	29,750	6,842,500
Specialty Chemicals 0.13%		1,148,865

American Pacific Corp. (I)	200,500	1,148,865
Steel 0.15%		1,335,933

Sheffield Steel Corp. (I)	242,897	1,335,933
Wireless Telecommunication Services 2.47%		21,416,034

Dobson Communications Corp. (Class A) (I)	714,912	5,175,963
Sprint Nextel Corp.	633,751	15,229,037
USA Mobility, Inc.	35,081	1,011,034
	Par value
Issuer, description	($000)	Value

Lessor equipment trust certificates 0.58%		$4,998,365
(Cost $3,518,263)

Airlines 0.58%		4,998,365

US Airways, Inc.,
Lessor Equip Trust Ctf (N436US) (N437US)
(N528US) (N651US) (N652US) (B)(H)	606	116,423
Lessor Equip Trust Ctf (N591US) (B)(H)	400	117,280
Lessor Equip Trust Ctf (N610AU) (N611AU)
(N612AU) (N613AU) (N614AU) (N617AU)
(N619AU) (N620AU) (N621AU) (B)(H)	10,953	4,764,662

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)
	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 6.31%			$54,756,520
(Cost $66,033,277)

Broadcasting & Cable TV 0.37%			3,238,810

Granite Broadcasting Corp., 12.75%,
Payment-In-Kind (I)	C	11,710	1,463,750
Pegasus Communications Corp., 6.50%, Ser C,
Conv (G)(H)	D	345,350	1,726,750
Pegasus Satellite Communications, Inc., 12.75%,
Ser B (G)(H)	D	4,831	48,310
Environmental Services 1.19%			10,323,775

Allied Waste Industries, Inc., 6.25%, Ser C,
Conv	B	192,500	10,323,775
Food Distributors 0.00%			11,850

RAB Holdings, Inc., 11.00%, Ser C (B)(G)(I)	D	79	11,850
Forest Products 1.06%			9,178,312

TimberWest Forest Corp., Unit (Common Stock,
Preferred Shares & Sub Note) (Canada) (G)	B-	751,400	9,178,312
Industrial Machinery 0.19%			1,610,219

Glasstech, Inc., 12.75%, Ser B (B)(G)	B	4,475	1,439,249
Glasstech, Inc., Ser A (B)(G)(I)	B	171	170,970
Glasstech, Inc., Ser C (B)(G)(I)	B-	11	0
Marine 0.00%			0

Pacific & Atlantic Holdings, Inc. (B)(G)	CCC	99,231	0
Wireless Telecommunication Services 3.50%			30,393,554

Dobson Communications Corp., 6.00%, Ser F, Conv
(G)(S)	B-	8,860	1,516,099
Rural Cellular Corp., 12.25%, Payment-In-Kind	D	26,642	28,240,520
Rural Cellular Corp., 11.375%, Ser B (I)	Ca	533	636,935
Issuer		Shares	Value

Royalty trusts 1.58%			$13,717,790
(Cost $9,605,156)

Diversified Metals & Mining 1.58%			13,717,790

GLC Carbon USA, Inc./GLC Securityholder, LLC
(Common Stock & Promissory Note) (Canada)		1,456,241	13,717,790

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Tax-exempt long-term bonds 0.44%					$3,840,080
(Cost $3,157,273)

Industrial Development 0.20%					1,742,620

New York City Industrial Development Agency,
Spec Facil Rev British Airways Plc Proj	5.250	12-01-32	BB-	2,000	1,742,620
Other Revenue 0.24%					2,097,460

Dallas-Fort Worth Texas International Airport
Facility Improvement Corp.,
Rev Ref Airport Facil Imp	9.125	05-01-29	CCC	2,000	2,097,460
			Credit	Par value
Issuer, description, maturity date			rating (A)	($000)	Value

Tranche loans 2.03%					$17,613,750
(Cost $17,426,250)

Airlines 2.03%					17,613,750

Delta Air Lines, Inc.,
Tranche C (Fac LN231265), 03-16-08 (G)			B-	15,000	15,581,250
United Air Lines, Inc.,
Tranche B (Fac LN236957), 02-01-12 (M)			B+	2,000	2,032,500
	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 0.05%					$397,342
(Cost $400,000)

Government U.S. Agency 0.05%					397,342

Federal Home Loan Bank,
Bond	4.625	10-24-07	AAA	400	397,342
Issuer				Shares	Value

Warrants 0.06%					$519,099
(Cost $3,608,017)

Airlines 0.03%					227,089

Air France-KLM (France) (I)				107,625	227,089
Broadcasting & Cable TV 0.03%					243,100

XM Satellite Radio, Inc. (I)				9,350	243,100
Casinos & Gaming 0.00%					0

Silver Slipper Casino (B)(I)				1,929	0

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Diversified Metals & Mining 0.00%			0

Doe Run Resources Corp. (B)(I)		28	0
Food Retail 0.00%			19,467

Pathmark Stores, Inc. (I)		62,796	19,467
Hotels, Resorts & Cruise Lines 0.00%			29,162

Sunterra Corp. (B)(I)		30,283	29,162
Restaurants 0.00%			0

Planet Hollywood International, Inc. (B)(I)		2,816	0
Textiles 0.00%			281

HF Holdings, Inc. (B)(I)		28,092	281
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 3.53%			$30,666,860
(Cost $30,666,860)

Joint Repurchase Agreement 0.45%			3,907,000

Investment in a joint repurchase agreement
transaction with Bank of America - Dated
2-28-06 due 3-01-06 (secured by U.S. Treasury
Inflation Indexed Bonds 1.125% due 1-15-15 and
2.375% due 1-15-25, U.S. Treasury Inflation
Indexed Note 3.875% due 4-15-29 and U.S. STRIPS
due 11-15-21)	4.520	3,907	3,907,000

		Shares

Cash Equivalents 3.08%			26,759,860

AIM Cash Investment Trust (T)		26,759,860	26,759,860

Total investments 100.00%			$867,956,949

John Hancock High Yield Fund Footnotes to Schedule of Investments February 28, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of February 28, 2006.

(M) A portion of this security having an aggregate value of $254,063, or 0.03% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments.
Accordingly, the market value of $294,000 of Stone Container Corp., 8.375%, 07-01-12 has been segregated to cover the forward commitment.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $121,708,166 or 14.02% of the Fund's total investments as of February 28, 2006.

(T) Represents investment of securities lending collateral.

(U) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table preceeding these footnotes.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2006, including short-term investments, was
$946,630,890. Gross unrealized appreciation and depreciation of investments aggregated $116,149,735 and $194,823,676, respectively, resulting in net unrealized depreciation of $78,673,941.

Footnotes to Schedule of Investments - Page 1

John Hancock
High Yield Fund
Summary of written options outstanding on
February 28, 2006 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
Isle of Capris Casinos, Inc.	3,500	$30	07-24-06	$1,120,000
Magellan Health Services, Inc.	2,000	35	09-18-06	$1,120,000

				$2,240,000

Summary of written options

John Hancock High Yield Fund Forward foreign currency exchange contracts February 28, 2006 (unaudited)

	Principal amount		Appreciation
Currency	covered by contract	Expiration month	(depreciation)

SELLS
Canadian Dollar	$320,000	March 2006	($5,101)
Canadian Dollar	$31,139,000	April 2006	($758,298)
Swiss Franc	$1,000,000	April 2006	$22,478

			($740,920)

Forward foreign currency exchange contracts

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q3 2/06
4/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: April 24, 2006